Goodwill And Other Intangibles (Schedule Of Changes In The Carrying Amount Of Goodwill) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Goodwill [Roll Forward]
Goodwill, gross beginning balance	$ 565,994
Accumulated impairment losses, beginning balance	0
Goodwill, net, beginning balance	565,994
Goodwill acquired during the period	2,376,437
Effect of currency translation	(42,844)
Goodwill, gross ending balance	2,899,587
Accumulated impairment losses, ending balance	0
Goodwill, net, ending balance	2,899,587
U.S. Branded Pharmaceuticals
Goodwill [Roll Forward]
Goodwill, gross beginning balance	290,793
Accumulated impairment losses, beginning balance	0
Goodwill, net, beginning balance	290,793
Goodwill acquired during the period	841,139
Effect of currency translation	0
Goodwill, gross ending balance	1,131,932
Accumulated impairment losses, ending balance	0
Goodwill, net, ending balance	1,131,932
U.S. Generic Pharmaceuticals
Goodwill [Roll Forward]
Goodwill, gross beginning balance	275,201
Accumulated impairment losses, beginning balance	0
Goodwill, net, beginning balance	275,201
Goodwill acquired during the period	796,436
Effect of currency translation	0
Goodwill, gross ending balance	1,071,637
Accumulated impairment losses, ending balance	0
Goodwill, net, ending balance	1,071,637
International Pharmaceuticals
Goodwill [Roll Forward]
Goodwill, gross beginning balance	0
Accumulated impairment losses, beginning balance	0
Goodwill, net, beginning balance	0
Goodwill acquired during the period	738,862
Effect of currency translation	(42,844)
Goodwill, gross ending balance	696,018
Accumulated impairment losses, ending balance	0
Goodwill, net, ending balance	$ 696,018